Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Tax on gains (losses) on derivative instruments	$ (0.8)	$ (0.5)	$ 12.3
Tax on reclassifications of net (gains) losses on derivative instruments	(2.6)	4.1	5.0
Tax on foreign currency translation adjustments	(0.5)	(0.6)	0.0
Tax on foreign currency gain (losses) on long-term intra-company transactions	0.0	0.0	0.0
Tax on benefit plans, principally actuarial gains (losses)	(5.2)	(3.8)	7.1
Tax on reclassifications of benefit plans actuarial losses and net prior service credits	$ 1.1	$ (2.1)	$ (0.4)